LKCM FUNDS

LKCM Aquinas Small Cap Fund
LKCM Aquinas Value Fund
LKCM Aquinas Growth Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated October 10, 2013
To the Prospectus dated May 1, 2013

1.           The information regarding portfolio managers for the LKCM Aquinas Value Fund appearing in the “Summary Section” under “Portfolio Managers” on page 6 is hereby deleted and replaced with the following:

Name	Title	Experience with the Fund
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since Inception in 2005
Michael C. Yeager, CFA, CPA	Vice President and Director of Research	Since 2010
R. Todd Truitt, CFA	Vice President and Analyst	Since 2010

2.           The information regarding portfolio managers for the LKCM Aquinas Growth Fund appearing in the “Summary Section” under “Portfolio Managers” on page 9 is hereby deleted and replaced with the following:

Name	Title	Experience with the Fund
Gary G. Walsh, CFA, CPA	Principal, Vice President and Portfolio Manager	Since 2013
Paul W. Greenwell	Principal, Vice President and Portfolio Manager	Since 2010
James J. Kerrigan, CFA	Vice President and Analyst	Since 2010
David M. Lehmann, CFA	Vice President and Analyst	Since 2010

3.           The fourth paragraph under “Portfolio Managers” on page 14 is hereby deleted and replaced with the following:

Gary G. Walsh, CFA, CPA, is the lead portfolio manager of the LKCM Aquinas Growth Fund and oversees the investment team responsible for the LKCM Aquinas Growth Fund.  Mr. Walsh has been a Vice President and Portfolio Manager of the Adviser since 1994 and Principal since 2004.  Mr. Walsh graduated with a Bachelor of Business Administration from Southern Methodist University and a Masters of Business Administration from Texas Christian University.

LKCM FUNDS

LKCM Aquinas Small Cap Fund
LKCM Aquinas Value Fund
LKCM Aquinas Growth Fund
(each a “Fund” and collectively, the “Funds”)

Supplement dated October 10, 2013
To the Statement of Additional Information
dated May 1, 2013

1.           The information for James B. Orser under “Portfolio Managers” on page 20 is hereby deleted and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Gary G. Walsh	0	0	180 $238 million	0	0	0

2.           The information under “Ownership of Securities” for the LKCM Aquinas Value Fund and LKCM Aquinas Growth Fund on page 23 is hereby deleted and replaced with the following:

Fund Name	Name of Portfolio Manager	Dollar Value of Shares Owned
Value Fund	Paul W. Greenwell Michael C. Yeager R. Todd Truitt	G A A
Growth Fund	Gary G. Walsh Paul W. Greenwell James J. Kerrigan David M. Lehmann	A A A A